Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.83963%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$395,907.57

Principal:
Principal Collections	$8,798,329.91
Prepayments in Full	$3,861,813.40
Liquidation Proceeds	$101,454.02
Recoveries	$28,788.69
Sub Total	$12,790,386.02
Collections	$13,186,293.59

Purchase Amounts:
Purchase Amounts Related to Principal	$87,740.87
Purchase Amounts Related to Interest	$328.80
Sub Total	$88,069.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,274,363.26

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,274,363.26
Servicing Fee	$151,803.98	$151,803.98	$0.00	$0.00	$13,122,559.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,122,559.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,122,559.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,122,559.28
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,122,559.28
Interest - Class A-4 Notes	$127,691.83	$127,691.83	$0.00	$0.00	$12,994,867.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,994,867.45
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$12,943,813.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,943,813.12
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$12,905,396.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,905,396.87
Regular Principal Payment	$11,918,650.11	$11,918,650.11	$0.00	$0.00	$986,746.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$986,746.76
Residual Released to Depositor	$0.00	$986,746.76	$0.00	$0.00	$0.00
Total		$13,274,363.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,918,650.11
Total					$11,918,650.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,918,650.11	$115.96	$127,691.83	$1.24	$12,046,341.94	$117.20
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$11,918,650.11	$11.32	$217,162.41	$0.21	$12,135,812.52	$11.53

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$95,768,875.38	0.9317851	$83,850,225.27	0.8158224
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$148,398,875.38	0.1409818	$136,480,225.27	0.1296589

Pool Information
Weighted Average APR	2.617%	2.608%
Weighted Average Remaining Term	24.76	24.01
Number of Receivables Outstanding	18,159	17,517
Pool Balance	$182,164,774.38	$169,266,575.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$169,451,066.31	$157,532,416.20
Pool Factor	0.1592121	0.1479391

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$11,734,159.34
Targeted Overcollateralization Amount	$32,786,350.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,786,350.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$48,860.64
(Recoveries)		124	$28,788.69
Net Loss for Current Collection Period			$20,071.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1322%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5163%
Second Prior Collection Period			0.6678%
Prior Collection Period			0.6545%
Current Collection Period			0.1371%
Four Month Average (Current and Prior Three Collection Periods)			0.4939%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2912	$10,987,592.25
(Cumulative Recoveries)			$2,103,354.24
Cumulative Net Loss for All Collection Periods			$8,884,238.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7765%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,773.21
Average Net Loss for Receivables that have experienced a Realized Loss			$3,050.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.10%	263	$3,546,441.33
61-90 Days Delinquent	0.21%	25	$355,231.93
91-120 Days Delinquent	0.08%	8	$139,805.60
Over 120 Days Delinquent	0.28%	30	$474,252.61
Total Delinquent Receivables	2.67%	326	$4,515,731.47

Repossession Inventory:
Repossessed in the Current Collection Period		9	$167,845.44
Total Repossessed Inventory		13	$231,639.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3344%
Prior Collection Period			0.3139%
Current Collection Period			0.3597%
Three Month Average			0.3360%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5726%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer